CAPITAL AND OTHER EXPENDITURE COMMITMENTS (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2017 USD ($)
Other Commitments [Line Items]
Expenditure commitments			$ 9,321	$ 6,306
Operating lease commitments				2,400
Number of wells | item			7
Bottom of range
Other Commitments [Line Items]
Mineral lease term	3 years	3 years
Top of range
Other Commitments [Line Items]
Mineral lease term	5 years	5 years
Cooper Basin capital commitments
Other Commitments [Line Items]
Capital commitments incurred	$ 6.2	$ 4,800	$ 5,900
Capital commitments			3,373	3,490
Cooper Basin capital commitments | Top of range
Other Commitments [Line Items]
Capital commitments	$ 10.6
Drilling rig commitments
Other Commitments [Line Items]
Expenditure commitments			$ 1,085
Number of drilling rigs | item			1
Operating lease commitments
Other Commitments [Line Items]
Operating lease commitments			$ 4,123	2,446
Employment commitments
Other Commitments [Line Items]
Expenditure commitments			740	370
Year 1
Other Commitments [Line Items]
Expenditure commitments			4,495	3,165
Year 1 | Cooper Basin capital commitments
Other Commitments [Line Items]
Capital commitments			1,687	1,745
Year 1 | Drilling rig commitments
Other Commitments [Line Items]
Expenditure commitments			1,085
Year 1 | Operating lease commitments
Other Commitments [Line Items]
Operating lease commitments			1,353	1,050
Year 1 | Employment commitments
Other Commitments [Line Items]
Expenditure commitments			370	370
1 - 5 years
Other Commitments [Line Items]
Expenditure commitments			503
1 - 5 years | Operating lease commitments
Other Commitments [Line Items]
Operating lease commitments			503
More than 5 years
Other Commitments [Line Items]
Expenditure commitments			4,323	3,141
More than 5 years | Cooper Basin capital commitments
Other Commitments [Line Items]
Capital commitments			1,686	1,745
More than 5 years | Operating lease commitments
Other Commitments [Line Items]
Operating lease commitments			2,267	$ 1,396
More than 5 years | Employment commitments
Other Commitments [Line Items]
Expenditure commitments			$ 370